Exhibit 99.1

Harley-Davidson Motorcycle Trust 2010-1

$130,000,000.00 0.31325% Motorcycle Contract Backed Notes, Class A-1
$182,000,000.00 0.83% Motorcycle Contract Backed Notes, Class A-2
$148,000,000.00 1.16% Motorcycle Contract Backed Notes, Class A-3
$77,610,000.00 1.53% Motorcycle Contract Backed Notes, Class A-4
$25,820,000.00 1.99% Motorcycle Contract Backed Notes, Class B
$36,570,000.00 2.59% Motorcycle Contract Backed Notes, Class C
$70,765,786.32 0.00% Motorcycle Contract Backed Certificate
Monthly Report
For the May 15, 2013 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of November 01, 2010, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on  November 24, 2010

Beginning of Due Period	04/01/2013
End of Due Period	04/30/2013
Determination Date	05/06/2013
Record Date	05/14/2013
Distribution Date	05/15/2013
Number of days in Interest Period (ACT/360 basis)	30
Number of days in Interest Period (30/360 basis)	30

	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	51,270	10/31/2010	11/23/2010	$670,765,786.32
Subsequent Contracts	N/A	N/A	N/A	N/A
Total	51,270			$670,765,786.32

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$223,693,032.94
Pre-Funded Amount at beginning of Due Period		—
Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—
Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	5,304,939.07
Principal collections on Contracts paid off in full during Due Period	6,110,329.87
Balance of Contracts liquidated during Due Period	540,981.88
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,569.53
Mandatory Redemption amount	—
Aggregate Principal Balance Decline		11,957,820.35
Aggregate Principal Balance at end of Due Period		$211,735,212.59
Pool factor		0.3156619

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Certificate	Total

Original Note Balance	$130,000,000.00	$182,000,000.00	$148,000,000.00	$77,610,000.00	$25,820,000.00	$36,570,000.00	$70,765,786.32	$670,765,786.32

Note balance at beginning of Due Period	—	—	12,927,246.62	77,610,000.00	25,820,000.00	36,570,000.00	70,765,786.32	223,693,032.94

Principal Distributable Amount	—	—	11,957,820.35	—	—	—	—	11,957,820.35

Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—	—

Amounts otherwise distributable to Class C that have been distributed to Class A or Class B	—	—	—	—	—	—	—	—

Mandatory Redemption Amount	—	—	—	—	—	—	—	—

Note and Certificate Principal Carryover Shortfall	—	—	—	—	—	—	—	—

Total principal paid	—	—	11,957,820.35	—	—	—	—	11,957,820.35

Note and Certificate balance at end of Due Period	—	—	969,426.27	77,610,000.00	25,820,000.00	36,570,000.00	70,765,786.32	211,735,212.59

Note and Certificate factor at begininning of Due Period	0.0000000	0.0000000	0.0873463	1.0000000	1.0000000	1.0000000	1.0000000
Note and Certificate factor at end of Due Period	0.0000000	0.0000000	0.0065502	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount

A-1	—	—	0.31325%	30	ACT/360	—	—	—
A-2	—	—	0.83%	30	30/360	—	—	—
A-3	12,927,246.62	—	1.16%	30	30/360	12,496.34	—	12,496.34
A-4	77,610,000.00	—	1.53%	30	30/360	98,952.75	—	98,952.75
B	25,820,000.00	—	1.99%	30	30/360	42,818.17	—	42,818.17
C	36,570,000.00	—	2.59%	30	30/360	78,930.25	—	78,930.25
Certificate	70,765,786.32	—	0.00%	30	30/360	—	—	—
Totals	$223,693,032.94	—				$233,197.51	—	$233,197.51

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$11,045,288.20
Interest collections on Contracts during Due Period	2,363,013.66
Net Liquidation Proceeds	752,995.06
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	184,196.50
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	907.60
Investment Earnings - Interest Reserve Account	—

Total Available Monies		$14,346,401.02

Distribution of Available Monies in order of priority:

Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	210,015.84
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	186,410.86
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	419.42
Class A Note Interest Distributable Amount	111,449.09
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	42,818.17
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	78,930.25
Class A Note Principal Distributable Amount	11,957,820.35
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—
Certificate Principal Distributable Amount	—
Total distribution of fees, interest and principal	12,587,863.98
Excess Amounts (Shortfall)		1,758,537.04
Amount withdrawn from Reserve Fund to cover Shortfall	—
Excess Amounts to Reserve Fund	—
Excess Amounts to Certificateholder	1,758,537.04
Total distribution of Available Monies		$14,346,401.02

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$5,716,850.74
b) 1.00% of the aggregate initial note balance	6,707,657.86
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	12,704,112.76
Specified Reserve Fund Balance		$6,707,657.86

Reserve Fund balance at beginning of Due Period		$6,707,657.86

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	472.94
Total additions		472.94
Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	472.94
Total withdrawals		472.94

Reserve Fund balance at end of Due Period		$6,707,657.86

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	30
Trigger Status? Yes or No	No

Monthly Losses

			% of Principal
			Balance at beginning
	Number of Contracts	Amount	of Due Period

Principal Balance of Liquidated Contracts for the Due Period	74	$910,962.62	0.407%

Less:
Net Liquidation Proceeds for the Due Period	80	752,995.06	0.337%

Net Liquidation Losses for the Due Period		157,967.56	0.071%

Annualized Net Liquidation Losses (Loss Ratio)			0.847%

Average Loss Ratio

Annualized Net Liquidation Losses (Loss Ratio) - current Distribution Date		0.847%
Annualized Net Liquidation Losses (Loss Ratio) - prior Distribution Date		1.065%
Annualized Net Liquidation Losses (Loss Ratio) - second prior Distribution Date		2.204%
Three-month Average Loss Ratio		1.372%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 month or greater	6.000%

Cumulative Losses

			% of Initial Principal
	Number of Contracts	Amount	Balance

Cumulative Liquidated Contracts	2,300	$29,900,729.32	4.458%
Cumulative Net Liquidation Proceeds	2,026	18,516,315.56	2.760%
Cumulative Net Liquidation Losses		11,384,413.76	1.697%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$4,949.75

Cumulative Loss Ratio

Cumulative Loss Ratio		1.697%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	2.250%
13 - 24	3.500%
25 - 36	5.000%
37 - 48	6.000%
49 or greater	6.750%

Delinquencies

			Delinquent Interest	% of Principal Balance at
Days Delinquent	Number of Contracts	Principal Balance	Amount	Beginning of Due Period

30 - 59	439	$4,626,921.47	$83,091.34	2.068%
60 - 89	139	1,579,075.18	48,401.10	0.706%
90 - 119	52	601,270.50	27,649.93	0.269%
120+	46	486,315.53	25,054.13	0.217%
Totals	676	$7,293,582.68	$184,196.50	3.261%

60+ Delinquency Amount	237	$2,666,661.21		1.192%

Average Delinquency Ratio

Delinquency Ratio - current Distribution Date		1.192%
Delinquency Ratio - prior Distribution Date		1.255%
Delinquency Ratio - second prior Distribution Date		1.465%
Three-month Average Delinquency Ratio		1.304%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	3.750%
13 - 24	4.250%
25 - 36	4.750%
37 or greater	5.250%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	25,085	24,203
Principal Balance of Contracts	$223,693,032.94	$211,735,212.59
Weighted average original term	75.59	75.71
Weighted average remaining term	41.29	40.45
Weighted average age	34.30	35.26
One month prepayments (ABS)	1.56%	1.56%
Weighted average Contract Rate	12.85%	12.89%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	4,008,954.07	1.89%
5.001% - 10.000%	59,425,974.83	28.07%
10.001% - 15.000%	90,041,851.34	42.53%
15.001% - 20.000%	35,826,258.47	16.92%
> 20.000%	22,432,173.88	10.59%

Advances made by Servicer in current Due Period	$184,196.50
Unreimbursed Advances due to Servicer	210,015.84
Number of Contracts purchased by Seller or Servicer	1
Principal Balance of Contracts purchased by Seller or Servicer	—
Purchase Price of Contracts purchased by Seller or Servicer	—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material  over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of November 1, 2010 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2010-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from April 1, 2013 to April 30, 2013 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 10th day of May, 2013.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary